CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - shares shares in Millions	Jun. 30, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Common shares, outstanding	860	852